                                  CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Aspen Series (the "Registrant"). The Registrant's 1933 Act No. is 033-63212 and the Registrant's 1940 Act No. is 811-07736.

2. There are no changes to the Prospectuses and the Global Life Sciences Portfolio Statement of Additional Information that were filed in Post-Effective Amendment No. 49 ("PEA No. 49") on April 30, 2010, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

      Balanced Portfolio                Janus Aspen Perkins Mid Cap Value Portfolio
      - Institutional Shares            - Institutional Shares
      - Service Shares                  - Service Shares

      Enterprise Portfolio              Janus Portfolio
      - Institutional Shares            - Institutional Shares
      - Service Shares                  - Service Shares

      Flexible Bond Portfolio           Overseas Portfolio
      - Institutional Shares            - Institutional Shares
      - Service Shares                  - Service Shares
                                        - Service II Shares
      Forty Portfolio
      - Institutional Shares            Worldwide Portfolio
      - Service Shares                  - Institutional Shares
                                        - Service Shares
      Global Life Sciences Portfolio    - Service II Shares
      - Institutional Shares
      - Service Shares                  Modular Portfolio Construction Portfolio
                                        - Service Shares
      Global Technology Portfolio
      - Institutional Shares            (collectively, the "Portfolios")
      - Service Shares
      - Service II Shares

3.   The text of PEA No. 49 has been filed electronically.

DATED: May 5, 2010

                                        JANUS ASPEN SERIES
                                        on behalf of the Portfolios


                                        By: /s/ Stephanie Grauerholz-Lofton
                                            ------------------------------------
                                        Stephanie Grauerholz-Lofton
                                        Vice President